CVC - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details)	6 Months Ended
Jun. 20, 2016
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (years)	3 years
Cablevision Systems Corporation And Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	100.00%